John Hancock Bond Fund Expense Example - John Hancock Bond Fund Class NAV [Member] - John Hancock Bond Fund - Class NAV	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 442